Consolidated Statements of Earnings (USD $) In Millions, except Share data	12 Months Ended
	Aug. 31, 2011	Aug. 31, 2010	Aug. 31, 2009
Consolidated Statements of Earnings [Abstract]
Net sales	$ 72,184	$ 67,420	$ 63,335
Cost of sales	51,692	48,444	45,722
Gross Profit	20,492	18,976	17,613
Selling, general and administrative expenses	16,561	15,518	14,366
Gain on sale of business	434	0	0
Operating Income	4,365	3,458	3,247
Interest expense, net	(71)	(85)	(83)
Earnings Before Income Tax Provision	4,294	3,373	3,164
Income tax provision	1,580	1,282	1,158
Net Earnings	$ 2,714	$ 2,091	$ 2,006
Net earnings per common share - basic	$ 2.97	$ 2.13	$ 2.03
Net earnings per common share - diluted	$ 2.94	$ 2.12	$ 2.02
Average shares outstanding	915.1	981.7	990.0
Dilutive effect of stock options	9.4	6.2	1.3
Average diluted shares	924.5	987.9	991.3